Expense Example {- Fidelity Advisor® International Capital Appreciation Fund} - 10.31 Fidelity Advisor International Capital Appreciation Fund - AMCIZ PRO-12 - Fidelity Advisor® International Capital Appreciation Fund
Dec. 30, 2022 USD ($)
Fidelity Advisor International Capital Appreciation Fund-Class A
Expense Example:
1 year	$ 694
3 years	946
5 years	1,217
10 years	1,989
Fidelity Advisor International Capital Appreciation Fund-Class M
Expense Example:
1 year	496
3 years	805
5 years	1,135
10 years	2,067
Fidelity Advisor International Capital Appreciation Fund-Class C
Expense Example:
1 year	302
3 years	624
5 years	1,073
10 years	2,123
Fidelity Advisor International Capital Appreciation Fund - Class I
Expense Example:
1 year	100
3 years	312
5 years	542
10 years	1,201
Fidelity Advisor International Capital Appreciation Fund-Class Z
Expense Example:
1 year	87
3 years	271
5 years	471
10 years	$ 1,049